UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6397

Fidelity California Municipal Trust II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	February 28, 2013

Item 1. Reports to Stockholders

Fidelity® California
Municipal Money Market
Fund

Annual Report

February 28, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes/Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2012 to February 28, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period* September 1, 2012 to February 28, 2013
Actual	.17%	$ 1,000.00	$ 1,000.05	$ .84**
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.95	$ .85**

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by Fidelity Management & Research Company (FMR) or its affiliates during the period, the annualized expense ratio for the Fund would have been .51% and the expenses paid in the actual and hypothetical examples above would have been $2.53 and $2.56, respectively.

Annual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 2/28/13	% of fund's investments 8/31/12	% of fund's investments 2/29/12
1 - 7	70.9	74.1	68.5
8 - 30	1.9	2.1	8.7
31 - 60	3.2	3.0	4.1
61 - 90	2.5	0.7	3.1
91 - 180	17.1	8.2	11.2
> 180	4.4	11.9	4.4
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	2/28/13	8/31/12	2/29/12
Fidelity California Municipal Money Market	41 Days	50 Days	36 Days
California Tax-Free Money Market Funds Average*	33 Days	40 Days	30 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	2/28/13	8/31/12	2/29/12
Fidelity California Municipal Money Market	41 Days	50 Days	36 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of February 28, 2013	As of August 31, 2012
Variable Rate Demand Notes (VRDNs) 59.4%	Variable Rate Demand Notes (VRDNs) 61.2%
Other Municipal Debt 31.2%	Other Municipal Debt 29.5%
Investment Companies 8.7%	Investment Companies 9.1%
Net Other Assets (Liabilities) 0.7%	Net Other Assets (Liabilities) 0.2%

Current and Historical Seven-Day Yields

	2/28/13	11/30/12	8/31/12	5/31/12	2/29/12
California Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending February 28, 2013, the most recent period shown in the table, would have been -0.41%.

* Source: iMoneyNet, Inc.

Annual Report

Investments February 28, 2013

Showing Percentage of Net Assets

Variable Rate Demand Note - 59.4%
	Principal Amount (000s)	Value (000s)
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.35% 3/7/13, VRDN (a)(d)	$ 3,500	$ 3,500
California - 57.5%
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev.:
(Acton Courtyard Apts. Proj.) Series 2010 A, 0.11% 3/7/13, LOC Freddie Mac, VRDN (a)(d)	8,620	8,620
(La Terrazza Apts. Proj.) Series 2002 A, 0.14% 3/7/13, LOC Fannie Mae, VRDN (a)(d)	13,880	13,880
(The Artech Bldg. Proj.) Series 2010 B, 0.11% 3/7/13, LOC Freddie Mac, VRDN (a)(d)	3,200	3,200
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Eskaton Properties, Inc. Proj.) Series 2008 B, 0.11% 3/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	14,500	14,500
(Sharp HealthCare Proj.):
Series 2009 A, 0.13% 3/7/13, LOC Bank of America NA, VRDN (a)	22,300	22,300
Series 2009 C, 0.13% 3/7/13, LOC Citibank NA, VRDN (a)	1,850	1,850
Series 2009 D, 0.13% 3/7/13, LOC Citibank NA, VRDN (a)	21,100	21,100
Anaheim Hsg. Auth. Multi-family Hsg. Rev. (Park Vista Apt. Proj.) Series 2000 D, 0.12% 3/7/13, LOC Freddie Mac, VRDN (a)(d)	23,580	23,580
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN:
Series BA 08 1058, 0.15% 3/7/13 (Liquidity Facility Bank of America NA) (a)(e)	2,250	2,250
Series EGL 07 0053, 0.12% 3/7/13 (Liquidity Facility Citibank NA) (a)(e)	10,395	10,395
Series II R 11901, 0.12% 3/7/13 (Liquidity Facility Citibank NA) (a)(e)	1,300	1,300
Series Putters 3211, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	13,320	13,320
Series Putters 3293, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,995	4,995
Series Putters 3434, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,195	4,195
Series ROC II R 11453, 0.12% 3/7/13 (Liquidity Facility Citibank NA) (a)(e)	5,000	5,000
Bueno Park Multi-family Hsg. Rev. (Walden Glen Apts. Proj.) Series 2000 A, 0.11% 3/7/13, LOC Fannie Mae, VRDN (a)(d)	14,288	14,288
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Dept. of Wtr. Resources Participating VRDN Series ROC II R 11970-1, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (a)(e)	$ 1,600	$ 1,600
California Dept. of Wtr. Resources Pwr. Supply Rev. Participating VRDN Series Putters 4059, 0.11% 3/1/13 (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	5,765	5,765
California Dept. of Wtr. Resources Wtr. Rev. Participating VRDN:
Series BA 08 3031X, 0.15% 3/7/13 (Liquidity Facility Bank of America NA) (a)(e)	3,500	3,500
Series Putters 3019, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	9,785	9,785
Series Putters 3361, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,570	4,570
California Edl. Facilities Auth. Rev.:
(Univ. of San Francisco Proj.):
Series 2000, 0.11% 3/7/13, LOC JPMorgan Chase Bank, VRDN (a)	8,800	8,800
Series 2005 B, 0.11% 3/7/13, LOC JPMorgan Chase Bank, VRDN (a)	2,800	2,800
Participating VRDN:
Series EGL 07 0066, 0.12% 3/7/13 (Liquidity Facility Citibank NA) (a)(e)	8,500	8,500
Series Putters 3960, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,330	7,330
Series Putters 3962, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,345	4,345
Series Putters 3969, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,665	6,665
Series ROC II R 11974, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (a)(e)	3,500	3,500
California Gen. Oblig.:
Participating VRDN Series Putters 4265, 0.12% 3/1/13 (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	83,900	83,900
Series 2003 C1, 0.11% 3/7/13, LOC Bank of America NA, VRDN (a)	10,450	10,450
Series 2003 C3, 0.11% 3/7/13, LOC Citibank NA, VRDN (a)	1,000	1,000
Series 2003 C4, 0.11% 3/7/13, LOC Citibank NA, VRDN (a)	35,960	35,960
Series 2004 A10, 0.1% 3/7/13, LOC Citibank NA, VRDN (a)	33,300	33,300
Series 2004 A8, 0.09% 3/7/13, LOC Citibank NA, VRDN (a)	36,100	36,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
Series 2004 A9, 0.1% 3/7/13, LOC State Street Bank & Trust Co., Boston, LOC California Teachers Retirement Sys., VRDN (a)	$ 50,000	$ 50,000
Series 2004 B5, 0.1% 3/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	40,500	40,500
Series 2004 B6, 0.08% 3/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	26,000	26,000
Series 2005 A2-1, 0.1% 3/7/13, LOC Barclays Bank PLC, VRDN (a)	19,935	19,935
Series 2005 A3, 0.12% 3/7/13, LOC Bank of America NA, VRDN (a)	15,000	15,000
Series 2005 B1, 0.11% 3/7/13, LOC Bank of America NA, VRDN (a)	40,650	40,650
Series 2005 B5, 0.08% 3/7/13, LOC Barclays Bank PLC, VRDN (a)	37,860	37,860
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2004 K, 0.1% 3/7/13, LOC Mizuho Corporate Bank Ltd., VRDN (a)	16,800	16,800
Series 2005 H, 0.1% 3/7/13, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	26,500	26,500
Series 2005 I, 0.1% 3/7/13, LOC Mizuho Corporate Bank Ltd., VRDN (a)	15,000	15,000
(Scripps Health Proj.):
Series 2008 C, 0.1% 3/7/13, LOC Union Bank of California, VRDN (a)	25,020	25,020
Series 2008 D, 0.11% 3/7/13, LOC Bank of America NA, VRDN (a)	1,595	1,595
Series 2008 E, 0.11% 3/7/13, LOC Bank of America NA, VRDN (a)	5,350	5,350
(Scripps Memorial Hosp. Proj.) Series 2008 G, 0.11% 3/7/13, LOC Bank of America NA, VRDN (a)	9,525	9,525
(St. Joseph Health Sys. Proj.) Series 2011 A, 0.1% 3/7/13, LOC Union Bank of California, VRDN (a)	11,500	11,500
Participating VRDN:
Series MS 3267, 0.1% 3/7/13 (Liquidity Facility Cr. Suisse) (a)(e)	27,375	27,375
Series MS 3301, 0.1% 3/7/13 (Liquidity Facility Cr. Suisse) (a)(e)	7,330	7,330
Series Putters 3630, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,665	4,665
Series Putters 4039, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,000	3,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
Participating VRDN: - continued
Series Putters 4726, 0.11% 3/7/13 (Liquidity Facility Bank of America NA) (a)(e)	$ 6,500	$ 6,500
Series ROC II R 11952, 0.12% 3/7/13 (Liquidity Facility Citibank NA) (a)(e)	4,980	4,980
Series ROC II R 14012, 0.12% 3/7/13 (Liquidity Facility Citibank NA) (a)(e)	4,000	4,000
California Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
Series 2006 A, 0.11% 3/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	2,150	2,150
Series 2007 C, 0.11% 3/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	5,165	5,165
Series 2008 B, 0.11% 3/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	9,515	9,515
Series 2008 C:
0.11% 3/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	13,080	13,080
0.11% 3/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	4,450	4,450
California Hsg. Fin. Agcy. Rev.:
(Home Mtg. Prog.):
Series 2000 X2, 0.12% 3/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	3,670	3,670
Series 2001 U, 0.12% 3/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	13,795	13,795
Series 2004 E, 0.08% 3/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	1,145	1,145
Series 2004 E1, 0.08% 3/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	2,500	2,500
Series 2005 A, 0.11% 3/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	18,300	18,300
Series 2005 B, 0.08% 3/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	3,500	3,500
Series 2005 B1, 0.08% 3/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	2,605	2,605
Series 2005 H, 0.11% 3/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	2,300	2,300
(Multi-family Hsg. Prog.):
Series 2001 G, 0.11% 3/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	3,085	3,085
Series III 2001 E, 0.11% 3/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	31,235	31,235
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Hsg. Fin. Agcy. Rev.: - continued
(Multifamily Hsg. Prog.): - continued
Series 2000 C, 0.11% 3/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	$ 4,900	$ 4,900
Series 2001 G, 0.11% 3/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	16,600	16,600
Series 2002 C, 0.11% 3/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	14,760	14,760
Series 2002 E, 0.11% 3/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	5,465	5,465
Series 2005 B, 0.11% 3/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	6,930	6,930
Series 2005 D, 0.11% 3/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	16,220	16,220
California Infrastructure & Econ. Dev. Bank Rev.:
(Betts Spring Co. Proj.) Series 2008, 0.17% 3/7/13, LOC Bank of America NA, VRDN (a)(d)	8,295	8,295
(The Contemporary Jewish Museum Proj.) Series 2006, 0.13% 3/1/13, LOC Bank of America NA, VRDN (a)	16,035	16,035
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 1997 B, 0.12% 3/1/13, LOC JPMorgan Chase Bank, VRDN (a)(d)	40,600	40,600
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.:
(Metropolitan Recycling, LLC Proj.) Series 2012 A, 0.18% 3/7/13, LOC Comerica Bank, VRDN (a)(d)	3,030	3,030
(Recology, Inc. Proj.) Series 2010 A, 0.14% 3/7/13, LOC Bank of America NA, VRDN (a)	107,200	107,200
(Zero Waste Energy Dev. Co. LLC Proj.) Series 2012 A, 0.18% 3/7/13, LOC Comerica Bank, VRDN (a)(d)	6,475	6,475
Series 2011 A, 0.18% 3/7/13, LOC Comerica Bank, VRDN (a)(d)	2,810	2,810
Series 2012 A, 0.17% 3/7/13, LOC Union Bank of California, VRDN (a)(d)	2,535	2,535
California Pub. Works Board Lease Rev. Participating VRDN:
Series BA 08 1065, 0.11% 3/7/13 (Liquidity Facility Bank of America NA) (a)(e)	21,090	21,090
Series MT 772, 0.1% 3/7/13 (Liquidity Facility Bank of America NA) (a)(e)	9,160	9,160
Series Putters 4159, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	12,025	12,025
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.11% 3/7/13 (Liquidity Facility Royal Bank of Canada), VRDN (a)	80,400	80,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Indl. Dev. Rev. (Arthur Made Plastics, Inc. Proj.) Series 2000 A, 0.27% 3/7/13, LOC Bank of America NA, VRDN (a)(d)	$ 2,000	$ 2,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.:
(Aegis of Aptos Proj.) Series 1998-Y 0.11% 3/7/13, LOC Fannie Mae, VRDN (a)(d)	7,350	7,350
(Bristol Apts. Proj.) Series Z, 0.11% 3/7/13, LOC Freddie Mac, VRDN (a)(d)	9,500	9,500
(Canyon Creek Apts. Proj.) Series 1995 C, 0.11% 3/7/13, LOC Fannie Mae, VRDN (a)(d)	38,800	38,800
(Coventry Place Apts. Proj.) Series 2002 JJ, 0.13% 3/7/13, LOC Fannie Mae, VRDN (a)(d)	1,000	1,000
(Crocker Oaks Apts. Proj.) Series 2001 H, 0.11% 3/7/13, LOC Fannie Mae, VRDN (a)(d)	6,750	6,750
(Crystal View Apt. Proj.) Series A, 0.1% 3/7/13, LOC Fannie Mae, VRDN (a)(d)	27,075	27,075
(Grove Apts. Proj.) Series X, 0.11% 3/7/13, LOC Fannie Mae, VRDN (a)(d)	6,150	6,150
(Heritage Park Apts. Proj.) Series 2008 C, 0.11% 3/7/13, LOC Freddie Mac, VRDN (a)(d)	30,000	30,000
(Marlin Cove Apts. Proj.) Series V, 0.1% 3/7/13, LOC Fannie Mae, VRDN (a)(d)	40,000	40,000
(Northwest Gateway Apts. Proj.) Series 2004 C, 0.11% 3/7/13, LOC Fannie Mae, VRDN (a)(d)	30,045	30,045
(Northwood Apts. Proj.) Series N, 0.11% 3/7/13, LOC Freddie Mac, VRDN (a)(d)	4,600	4,600
(Parkside Terrace Apts. Proj.) Series 2008 E, 0.13% 3/7/13, LOC Freddie Mac, VRDN (a)(d)	17,009	17,009
(River Run Sr. Apts. Proj.) Series LL, 0.1% 3/7/13, LOC Fannie Mae, VRDN (a)(d)	13,505	13,505
(Salvation Army S.F. Proj.) 0.14% 3/7/13, LOC Fannie Mae, VRDN (a)(d)	16,445	16,445
(Sunrise Fresno Proj.) Series B, 0.11% 3/7/13, LOC Fannie Mae, VRDN (a)(d)	5,500	5,500
(Terraces at Park Marino Proj.) Series I, 0.12% 3/7/13, LOC California Teachers Retirement Sys., VRDN (a)(d)	5,875	5,875
(The Belmont Proj.) Series 2005 F, 0.11% 3/7/13, LOC Fannie Mae, VRDN (a)(d)	9,390	9,390
(The Crossings Sr. Apts./ Phase II Proj.) Series J, 0.1% 3/7/13, LOC Fannie Mae, VRDN (a)(d)	11,100	11,100
(Valley Palms Apts. Proj.) Series 2002 C, 0.11% 3/7/13, LOC Fannie Mae, VRDN (a)(d)	10,200	10,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.: - continued
(Villas at Hamilton Apts. Proj.) Series 2001 HH, 0.1% 3/7/13, LOC Fannie Mae, VRDN (a)(d)	$ 11,300	$ 11,300
(Vineyard Creek Apts. Proj.):
Series 2003 W, 0.12% 3/7/13, LOC Fannie Mae, VRDN (a)(d)	23,500	23,500
Series O, 0.12% 3/7/13, LOC Fannie Mae, VRDN (a)(d)	12,452	12,452
(Vista Del Monte Proj.) Series QQ, 0.11% 3/7/13, LOC Fannie Mae, VRDN (a)(d)	13,150	13,150
(Vizcaya Apts. Proj.) Series B, 0.1% 3/7/13, LOC Freddie Mac, VRDN (a)(d)	22,200	22,200
(Wilshire Court Proj.) Series M, 0.1% 3/7/13, LOC Fannie Mae, VRDN (a)(d)	20,290	20,285
California Statewide Cmntys. Dev. Auth. Rev.:
(Los Angeles County Museum of Art Proj.) Series 2008 B, 0.1% 3/7/13, LOC Union Bank of California, VRDN (a)	10,700	10,700
(North Peninsula Jewish Campus Proj.) 0.13% 3/1/13, LOC Bank of America NA, VRDN (a)	20,265	20,265
(Oakmont Stockton Proj.) Series 1997 C, 0.09% 3/7/13, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(d)	5,960	5,960
Participating VRDN Series ROC II R 14001, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (a)(e)	2,375	2,375
California Statewide Cmntys. Dev. Corp. Rev.:
(Merrill Packaging Proj.) 0.16% 3/7/13, LOC Wells Fargo Bank NA, VRDN (a)(d)	195	195
(Rix Industries Proj.) Series 1996 I, 0.16% 3/7/13, LOC Wells Fargo Bank NA, VRDN (a)(d)	720	720
Camarillo City Multi-family Hsg. Rev. (Hacienda de Camarillo Proj.) Series 1996, 0.13% 3/7/13, LOC Fannie Mae, VRDN (a)(d)	8,220	8,220
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series B, 0.1% 3/7/13, LOC Union Bank of California, VRDN (a)	21,830	21,830
Contra Costa County Multi-family Hsg. Rev. (Avalon Walnut Creek Contra Costa Centre Proj.) Series 2008 A, 0.11% 3/7/13, LOC Bank of America NA, VRDN (a)(d)	10,000	10,000
Contra Costa Wtr. District Wtr. Rev. Participating VRDN Series MT 749, 0.1% 3/7/13 (Liquidity Facility Bank of America NA) (a)(e)	8,995	8,995
East Bay Muni. Util. District Wastewtr. Sys. Rev. Participating VRDN Series Putters 3772 Z, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	11,250	11,250
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
East Bay Muni. Util. District Wtr. Sys. Rev. Participating VRDN:
Series MS 3250, 0.14% 3/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	$ 7,500	$ 7,500
Series Putters 3759 Z, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,035	6,035
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Participating VRDN Series Putters 3220, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,585	1,585
El Camino Cmnty. College District Participating VRDN Series MT 722, 0.1% 3/7/13 (Liquidity Facility Bank of America NA) (a)(e)	9,490	9,490
Foothill-De Anza Cmnty. College District Participating VRDN:
Series BC 12 11UX, 0.12% 3/7/13 (Liquidity Facility Barclays Bank PLC) (a)(e)	8,920	8,920
Series MS 3268 X, 0.14% 3/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	5,000	5,000
Series MS 3288, 0.14% 3/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	7,000	7,000
Series ROC II R 14026, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (a)(e)	3,500	3,500
Series WF 11 68C, 0.1% 3/7/13 (Liquidity Facility Wells Fargo Bank NA) (a)(e)	9,215	9,215
Garden Grove Multi-family Hsg. Rev. (Cal-Malabar Apts. Proj.) Series 1997 A, 0.12% 3/7/13, LOC Fannie Mae, VRDN (a)(d)	3,200	3,200
Grossmont Healthcare District Participating VRDN Series MS 3253, 0.1% 3/7/13 (Liquidity Facility Cr. Suisse) (a)(e)	14,375	14,375
Grossmont Union High School District Participating VRDN:
Series Putters 3797Z, 0.14% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,270	3,270
Series ROC RR II R 11929, 0.12% 3/7/13 (Liquidity Facility Citibank NA) (a)(e)	4,000	4,000
Livermore Multi-family Mtg. Rev. (Portola Meadows Apts. Proj.) 0.12% 3/7/13, LOC Freddie Mac, VRDN (a)(d)	11,025	11,025
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2007 B2, 0.13% 3/7/13, LOC Bank of America NA, VRDN (a)	2,100	2,100
Los Angeles Cmnty. College District Participating VRDN:
Series EGL 08 57, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (a)(e)	17,400	17,400
Series MT 752, 0.1% 3/7/13 (Liquidity Facility Bank of America NA) (a)(e)	9,575	9,575
Series Putters 2864, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,780	5,780
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Cmnty. College District Participating VRDN: - continued
Series Putters 3609 Z, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 4,995	$ 4,995
Series Putters 3770 Z, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,270	3,270
Series Putters 3776 Z, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,425	7,425
Series Putters 4004 Z, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,885	5,885
Series Putters 4200, 0.11% 3/1/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	13,390	13,390
Series ROC II R 11728, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (a)(e)	10,960	10,960
Series ROC II R 11773, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (a)(e)	5,630	5,630
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev.:
(Hollywood & Vine Apts. Proj.) Series A, 0.1% 3/7/13, LOC Fannie Mae, VRDN (a)(d)	55,500	55,500
(Promenade Towers Proj.) Series 2000, 0.12% 3/7/13, LOC Freddie Mac, VRDN (a)	2,760	2,760
Los Angeles County Hsg. Auth. Multi-family Hsg. Rev. (Park Sierra Apts. Proj.) Series 1986 A, 0.11% 3/7/13, LOC Freddie Mac, VRDN (a)(d)	51,000	51,000
Los Angeles Dept. Arpt. Rev. Participating VRDN:
Series Putters 3838, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,500	7,500
Series Putters 3839, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,000	2,000
Series Putters 3847, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,000	5,000
Series Putters 4174, 0.15% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	16,370	16,370
Series ROC II R 11842, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (a)(e)	6,750	6,750
Series WF 10 44C, 0.1% 3/7/13 (Liquidity Facility Wells Fargo Bank NA) (a)(e)	7,440	7,440
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN:
Series MS 3289, 0.14% 3/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	7,335	7,335
Series MT 753, 0.1% 3/7/13 (Liquidity Facility Bank of America NA) (a)(e)	3,400	3,400
Series MT 782, 0.1% 3/7/13 (Liquidity Facility Bank of America NA) (a)(e)	4,705	4,705
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN: - continued
Series Putters 3327, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 3,745	$ 3,745
Series Putters 3718 Z, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	13,460	13,460
Series Putters 4221, 0.11% 3/1/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	13,735	13,735
Series Solar 06 48, 0.11% 3/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)	15,265	15,265
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series MT 734, 0.1% 3/7/13 (Liquidity Facility Bank of America NA) (a)(e)	5,450	5,450
Series Putters 3310, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,495	7,495
Series Putters 3750 Z, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	8,125	8,125
Los Angeles Hbr. Dept. Rev. Participating VRDN Series WF 10 40C, 0.1% 3/7/13 (Liquidity Facility Wells Fargo Bank NA) (a)(e)	5,400	5,400
Los Angeles Multi-family Hsg. Rev. (Channel Gateway Apts. Proj.) Series 1989 B, 0.14% 3/7/13, LOC Freddie Mac, VRDN (a)(d)	67,700	67,700
Los Angeles Wastewtr. Sys. Rev. Participating VRDN:
Series 2012, 0.12% 3/7/13 (Liquidity Facility Citibank NA) (a)(e)	6,230	6,230
Series Putters 3371, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	22,495	22,495
Series Putters 3751, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,935	4,935
Los Rios Cmnty. College District Participating VRDN Series ROC II R 11953 X, 0.12% 3/7/13 (Liquidity Facility Citibank NA) (a)(e)	6,400	6,400
Metropolitan Wtr. District of Southern California Wtr. Rev. Participating VRDN Series Putters 3547, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	10,935	10,935
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN:
Series BA 08 1062, 0.11% 3/7/13 (Liquidity Facility Bank of America NA) (a)(e)	16,800	16,800
Series BA 08 1087, 0.11% 3/7/13 (Liquidity Facility Bank of America NA) (a)(e)	17,500	17,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN: - continued
Series EGL 07 0044, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (a)(e)	$ 16,430	$ 16,430
Series EGL 07 71, 0.12% 3/7/13 (Liquidity Facility Citibank NA) (a)(e)	43,000	43,000
Series Putters 3289, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,225	2,225
Series Putters 3653 Z, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,995	4,995
Series Putters 3752 Z, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,570	3,570
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.16% 3/7/13, LOC Bank of America NA, VRDN (a)	9,615	9,615
Modesto Wtr. Rev. Ctfs. of Prtn. Series 2008 A, 0.1% 3/7/13, LOC JPMorgan Chase Bank, VRDN (a)	25,000	25,000
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.) Series 2008 F, 0.13% 3/7/13, LOC Bank of America NA, VRDN (a)	7,720	7,720
Ohlone Cmnty. College District Participating VRDN:
Series Putters 3782 Z, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	12,250	12,250
Series WF 11 113C, 0.1% 3/7/13 (Liquidity Facility Wells Fargo Bank NA) (a)(e)	12,300	12,300
Series WF 12 74C, 0.1% 3/7/13 (Liquidity Facility Wells Fargo Bank NA) (a)(e)	22,680	22,680
Orange County Apt. Dev. Rev.:
(Ladera Apts. Proj.) Series 2001 II B, 0.1% 3/7/13, LOC Fannie Mae, VRDN (a)(d)	23,500	23,500
(Park Place Apts. Proj.) Series 1989 A, 0.1% 3/7/13, LOC Freddie Mac, VRDN (a)(d)	15,400	15,400
(Riverbend Apts. Proj.) Series 1999 B, 0.1% 3/7/13, LOC Freddie Mac, VRDN (a)	4,200	4,200
(Wood Canyon Villas Proj.) Series 2001 E, 0.1% 3/7/13, LOC Fannie Mae, VRDN (a)(d)	16,000	16,000
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN Series MS 3030, 0.1% 3/7/13 (Liquidity Facility Cr. Suisse) (a)(e)	10,515	10,515
Orange County Wtr. District Rev. Ctfs. of Prtn.:
Participating VRDN Series Putters 3686Z, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,100	4,100
Series 2003 A, 0.11% 3/7/13, LOC Citibank NA, VRDN (a)	36,700	36,700
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Pleasant Hill Redev. Agcy. Multi-family Hsg. Rev. (Chateau III Proj.) Series 2001, 0.13% 3/7/13, LOC Fannie Mae, VRDN (a)(d)	$ 10,355	$ 10,355
Pleasanton Multi-family Rev. (Bernal Apts. Proj.) Series A, 0.11% 3/7/13, LOC Fannie Mae, VRDN (a)(d)	13,750	13,750
Richmond Wastewtr. Rev. Series 2008 A, 0.1% 3/7/13, LOC Union Bank of California, VRDN (a)	12,500	12,500
Riverside County Asset Leasing Corp. Leasehold Rev. (Southwest Justice Ctr. Proj.) Series 2008 A, 0.1% 3/7/13, LOC Union Bank of California, VRDN (a)	31,300	31,300
Riverside County Ctfs. of Prtn. (Woodcrest Library Proj.) 0.14% 3/7/13, LOC Bank of America NA, VRDN (a)	44,440	44,440
Riverside County Ind. Dev. Auth. Ind. Dev. Rev. (Merrick Engineering, Inc. Proj.) 0.22% 3/7/13, LOC Wells Fargo Bank NA, VRDN (a)(d)	1,810	1,810
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.13% 3/7/13, LOC Bank of America NA, VRDN (a)	14,400	14,400
Riverside Indl. Dev. Auth. Indl. Dev. Rev. (Sabert Corp. Proj.) 0.17% 3/7/13, LOC PNC Bank NA, VRDN (a)(d)	1,910	1,910
Sacramento County Hsg. Auth. Multi-family Hsg. Rev.:
(California Place Apts. Proj.) Series B, 0.13% 3/7/13, LOC Fannie Mae, VRDN (a)(d)	4,385	4,385
(Deer Park Apts. Proj.) Issue A, 0.11% 3/7/13, LOC Fannie Mae, VRDN (a)(d)	13,200	13,200
(Natomas Park Apts. Proj.) Series Issue B, 0.12% 3/7/13, LOC Fannie Mae, VRDN (a)(d)	15,550	15,550
(Sun Valley Proj.) Series 2001 F, 0.13% 3/7/13, LOC Fannie Mae, VRDN (a)(d)	3,750	3,750
Sacramento County Sanitation District Fing. Auth. Rev. (Sacramento Reg'l. County Sanitation District Proj.):
Series 2008 B, 0.13% 3/1/13, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (a)	4,430	4,430
Series 2008 D, 0.17% 3/1/13, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (a)	8,175	8,175
Sacramento Hsg. Auth. Multi-family Rev.:
(Countrywood Village Apts. Proj.) Series F, 0.11% 3/7/13, LOC Fannie Mae, VRDN (a)(d)	8,225	8,225
(Valencia Point Apts. Proj.) Series 2006 I, 0.11% 3/7/13, LOC Fannie Mae, VRDN (a)(d)	4,900	4,900
Sacramento Redev. Agcy. Multi-family Hsg. Rev. (18th & L Apts. Proj.) Series 2002 E, 0.12% 3/7/13, LOC Fannie Mae, VRDN (a)(d)	8,475	8,475
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Cmnty. College District Participating VRDN Series Putters 3963, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 2,000	$ 2,000
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN:
Series Putters 2903Z, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,380	7,380
Series Putters 3736Z, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,000	2,000
San Diego Hsg. Auth. Multi-family Hsg. Rev.:
(Bay Vista Apts. Proj.) Series A, 0.1% 3/7/13, LOC Fannie Mae, VRDN (a)(d)	14,500	14,500
(Delta Village Apts. Proj.) Series A, 0.17% 3/7/13, LOC Citibank NA, VRDN (a)(d)	6,400	6,400
(Stratton Apts. Proj.) Series 2000 A, 0.12% 3/7/13, LOC Fannie Mae, VRDN (a)(d)	19,825	19,825
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Participating VRDN:
Series MS 3229X, 0.14% 3/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	7,500	7,500
Series Putters 3504, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,000	7,000
San Diego Unified School District Participating VRDN Series WF 11 97C, 0.1% 3/7/13 (Liquidity Facility Wells Fargo Bank NA) (a)(e)	19,450	19,450
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Participating VRDN Series ROC II R 14035, 0.12% 3/7/13 (Liquidity Facility Citibank NA) (a)(e)	5,000	5,000
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN:
Series Putters 3161, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	12,000	12,000
Series ROC II R 12318, 0.13% 3/7/13 (Liquidity Facility Citibank NA) (a)(e)	16,455	16,455
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Second Series 36A, 0.11% 3/7/13, LOC Wells Fargo Bank NA, VRDN (a)	41,550	41,550
Series 2010 A1, 0.1% 3/7/13, LOC JPMorgan Chase Bank, VRDN (a)(d)	25,000	25,000
Series 2010 A3, 0.1% 3/7/13, LOC JPMorgan Chase Bank, VRDN (a)(d)	28,000	28,000
Series 36C, 0.11% 3/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	15,770	15,770
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco City & County Gen. Oblig. Participating VRDN:
Series BA 08 3318, 0.23% 3/7/13 (Liquidity Facility Bank of America NA) (a)(e)	$ 2,000	$ 2,000
Series MT 764, 0.1% 3/7/13 (Liquidity Facility Bank of America NA) (a)(e)	6,700	6,700
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev. (Ocean Beach Apts. Proj.) Series B, 0.14% 3/7/13, LOC Citibank NA, VRDN (a)(d)	6,535	6,535
San Francisco City and County Fin. Corp. Lease Rev. (Moscone Ctr. Expansion Proj.) Series 2008-1, 0.13% 3/7/13, LOC Bank of America NA, VRDN (a)	20,000	20,000
San Francisco Redev. Agcy. Multi-family Hsg. Rev. 0.1% 3/7/13, LOC Freddie Mac, VRDN (a)(d)	3,000	3,000
San Jose Multi-family Hsg. Rev.:
(Alamaden Family Apts. Proj.) Series 2003 D, 0.1% 3/7/13, LOC Fannie Mae, VRDN (a)(d)	24,615	24,615
(Betty Ann Gardens Apts. Proj.) Series 2002 A, 0.18% 3/7/13, LOC Citibank NA, VRDN (a)(d)	6,580	6,580
(El Paseo Apts. Proj.) Series 2002 B, 0.18% 3/7/13, LOC Citibank NA, VRDN (a)(d)	4,545	4,545
(Kennedy Apt. Homes Proj.) Series 2002 K, 0.11% 3/7/13, LOC Fannie Mae, VRDN (a)(d)	8,875	8,875
(Las Ventanas Apts. Proj.) Series 2008 B, 0.12% 3/7/13, LOC Freddie Mac, VRDN (a)	8,300	8,300
(Trestles Apts. Proj.) Series 2004 A, 0.12% 3/7/13, LOC Freddie Mac, VRDN (a)(d)	7,325	7,325
(Turnleaf Apts. Proj.) Series 2003 A, 0.13% 3/7/13, LOC Freddie Mac, VRDN (a)(d)	10,860	10,860
San Mateo County Trans. District Sales Tax Rev. Participating VRDN Series MT 778, 0.1% 3/7/13 (Liquidity Facility Bank of America NA) (a)(e)	10,280	10,280
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 0.12% 3/7/13, LOC Bank of America NA, VRDN (a)	62,055	62,055
Santa Clara County Hsg. Auth. Multi-family Hsg. Rev. (Timberwood Apts. Proj.) Series B, 0.19% 3/7/13, LOC Union Bank of California, VRDN (a)(d)	11,145	11,145
Santa Clara Valley Trans. Auth. Participating VRDN Series ROC R 11967, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (a)(e)	4,850	4,850
Santa Cruz Redev. Agcy. Multi-family Rev.:
(1010 Pacific Ave. Apts. Proj.) Series B, 0.12% 3/7/13, LOC Fannie Mae, VRDN (a)(d)	21,650	21,650
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Santa Cruz Redev. Agcy. Multi-family Rev.: - continued
(Shaffer Road Apts. Proj.) Series A, 0.12% 3/7/13, LOC Fannie Mae, VRDN (a)(d)	$ 17,925	$ 17,925
Southern California Pub. Pwr. Auth. Participating VRDN Series Putters 3947, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,500	5,500
Southern California Pub. Pwr. Auth. Rev. (Magnolia Pwr. Proj.) Series 2009-1, 0.09% 3/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	3,300	3,300
State Ctr. Cmnty. College District Participating VRDN Series Putters 1972, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	12,710	12,710
Torrance Gen. Oblig. Rev.:
(Torrance Memorial Med. Ctr. Proj.) Series 2010 B, 0.11% 3/7/13, LOC JPMorgan Chase Bank, VRDN (a)	45,200	45,200
Series 2010 C, 0.11% 3/7/13, LOC JPMorgan Chase Bank, VRDN (a)	26,940	26,940
Univ. of California Revs. Participating VRDN:
Series BC 12 UX, 0.13% 3/7/13 (Liquidity Facility Barclays Bank PLC) (a)(e)	8,800	8,800
Series MT 738, 0.1% 3/7/13 (Liquidity Facility Bank of America NA) (a)(e)	6,660	6,660
Series Putters 3365, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,885	4,885
Series Putters 3367, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,500	1,500
Series Putters 3368, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	15,000	15,000
Series Putters 3754 Z, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,250	4,250
Series Putters 3961, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,000	2,000
Series ROC II R 11886X, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (a)(e)	6,845	6,845
Whittier Gen. Oblig. (Whittier College Proj.) Series 2008, 0.1% 3/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	30,140	30,140
		3,506,954
Colorado - 0.2%
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 25, 0.14% 3/7/13 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	12,500	12,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.3% 3/7/13, VRDN (a)	$ 4,630	$ 4,630
Iowa - 0.4%
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.13% 3/7/13, VRDN (a)	15,725	15,725
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.16% 3/7/13, VRDN (a)(d)	11,000	11,000
		26,725
Kentucky - 0.1%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.) Series 2006 B, 0.1% 3/7/13, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(d)	5,000	5,000
Louisiana - 0.0%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1:
0.29% 3/7/13, VRDN (a)	1,650	1,650
0.29% 3/7/13, VRDN (a)	1,000	1,000
		2,650
Nevada - 0.2%
Nevada Dept. of Bus. & Industry (LVE Energy Partners LLC Proj.) 0.11% 3/7/13, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(d)	9,550	9,550
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.3% 3/7/13, VRDN (a)	900	900
Series 2012 A, 0.32% 3/7/13, VRDN (a)(d)	3,300	3,300
		4,200
New York - 0.0%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.2% 3/7/13, LOC KeyBank NA, VRDN (a)	595	595
Ohio - 0.0%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.31% 3/7/13, VRDN (a)	1,200	1,200
South Carolina - 0.0%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.18% 3/1/13, VRDN (a)	3,100	3,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - 0.5%
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.16% 3/7/13, LOC JPMorgan Chase Bank, VRDN (a)(d)	$ 2,800	$ 2,800
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 0.35% 3/7/13, VRDN (a)(d)	3,450	3,450
North Texas Tollway Auth. Rev. Series 2011 A, 0.12% 3/7/13, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (a)	1,300	1,300
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.) Series 2012, 0.13% 3/7/13 (Total SA Guaranteed), VRDN (a)	5,000	5,000
Southeast Texas Hsg. Fin. Corp. Multi-family Hsg. Rev. (Oaks of Hitchcock Apt. Proj.) Series 2000 A, 0.14% 3/7/13, LOC Gen. Elec. Cap. Corp., VRDN (a)(d)	5,150	5,150
West Harris County Reg'l. Wtr. Auth. Wtr. Sys. Rev. Participating VRDN Series Solar 07 103, 0.11% 3/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)	10,200	10,200
		27,900
Virginia - 0.2%
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. Series A, 0.13% 3/7/13, LOC Freddie Mac, VRDN (a)(d)	4,000	4,000
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series BA 1046, 0.16% 3/7/13 (Liquidity Facility Bank of America NA) (a)(d)(e)	6,200	6,200
		10,200
TOTAL VARIABLE RATE DEMAND NOTE		3,618,704
Other Municipal Debt - 31.2%

California - 30.5%
Acalanes Union High School District Bonds Series WF11 85Z, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	11,310	11,310
Alameda County Joint Powers Auth. Lease Rev. Series 2010 A, 0.16% 3/14/13, LOC Fed. Home Ln. Bank, San Francisco, CP	5,700	5,700
Belmont-Redwood Shores School District Bonds Series WF 11 10, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	10,315	10,315
California Cmnty. College Fin. Auth. Trans. TRAN Series 2012 A, 2% 6/28/13	9,900	9,952
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds:
Series 2010 M:
3% 5/1/13	$ 4,995	$ 5,018
5% 5/1/13	37,890	38,196
Series 2010 M. 4% 5/1/13	2,235	2,249
Series 2011 N, 5% 5/1/13	7,845	7,908
California Econ. Recovery Bonds Series 2004 A, 5.25% 7/1/13	22,815	23,197
California Ed. Notes Prog. TRAN:
Series 2012 A, 2% 6/28/13	10,120	10,178
Series 2013 C, 2% 1/31/14	11,345	11,528
California Edl. Facilities Auth. Rev.:
Bonds:
(Stanford Univ. Proj.):
Series S1, 0.22% tender 4/4/13, CP mode	32,800	32,800
Series S4:
0.2% tender 8/22/13, CP mode	50,000	50,000
0.22% tender 4/4/13, CP mode	1,200	1,200
Series T4, 5% 3/15/14	1,470	1,542
Series Floaters 08 38C, 0.27%, tender 5/9/13 (Liquidity Facility Wells Fargo & Co.) (a)(e)(f)	8,820	8,820
Series WF 10 54C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	7,135	7,135
Series WF11 59 C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	4,735	4,735
Series 2008, 0.16% 3/21/13, CP	27,379	27,379
California Gen. Oblig.:
Bonds:
Series 2005 CA, 4.3% 3/1/13 (d)	2,155	2,155
2% 3/1/13	4,235	4,235
3% 9/1/13	3,800	3,853
4% 3/1/13	18,650	18,650
4% 9/1/13	26,600	27,096
4% 9/1/13	13,400	13,650
5% 3/1/13	6,385	6,385
5% 2/1/14	2,265	2,365
RAN:
Series A1, 2.5% 5/30/13	110,200	110,813
Series A2, 2.5% 6/20/13	52,075	52,403
California Health Facilities Fing. Auth. Rev. Bonds (Stanford Hosp. & Clinics Proj.) Series 2012 C, 0.19%, tender 9/26/13 (a)	20,400	20,400
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev. Bonds (Univ. Proj.) Series 2012 D, 3% 10/1/13	$ 7,700	$ 7,824
California School Cash Reserve Prog. Auth. TRAN:
Series 2012 B:
2% 3/1/13	7,500	7,500
2% 6/3/13	6,500	6,529
Series 2012 F, 2% 3/1/13	10,600	10,600
Series 2012 H, 2% 4/26/13	31,900	31,974
Series 2012 J, 2% 5/1/13	35,410	35,512
Series 2012 M, 2% 6/3/13	3,470	3,483
Series 2012 N, 2% 6/3/13	9,875	9,919
Series 2013 Z, 2% 10/1/13	36,800	37,187
Series 2013:
2% 10/1/13	8,400	8,489
2% 10/1/13	17,000	17,180
California State Univ. Rev.:
Series 2001 A, 0.17% 3/5/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	3,007	3,007
Series 2001 A1, 0.15% 5/2/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	3,457	3,457
California Statewide Cmntys. Dev. Auth. Rev.:
Bonds (State of California Proposition 1A Receivables Prog.) Series 2009:
4% 6/15/13	1,320	1,334
5% 6/15/13	96,395	97,740
TRAN Series 2012 A, 2.5% 5/31/13	17,500	17,602
Capistrano Unified School District No. 1 Bonds 3% 8/1/13	4,470	4,522
Cupertino California Union School District Bonds Series 2012 A, 2% 8/1/13	7,205	7,258
Fremont Unified School District, Alameda County Bonds 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	25,500	25,500
Fremont Union High School District, Santa Clara Bonds Series WF 11 34C, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	17,940	17,940
Fresno County Gen. Oblig. TRAN 2% 6/28/13	53,200	53,510
Long Beach Gas & Util. Rev. Series 2013 A, 0.14% 4/11/13, LOC Bank of New York, New York, CP	1,000	1,000
Long Beach Hbr. Rev. Bonds Series 2010 A, 5% 5/15/13	1,000	1,010
Los Angeles Cmnty. College District Bonds Series WF 09 8C, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo & Co.) (a)(e)(f)	19,520	19,520
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles County Schools Pooled Fing. Prog. Ctfs. of Prtn. TRAN:
Series 2012 B1:
2% 10/1/13	$ 6,000	$ 6,061
2% 11/29/13	17,600	17,823
2% 11/29/13	7,000	7,084
Series 2013 C1:
2% 11/29/13	4,000	4,053
2% 12/31/13	8,000	8,116
2% 12/31/13	10,000	10,135
2% 1/31/14	28,800	29,231
2% 1/31/14	14,800	15,011
Los Angeles Dept. of Wtr. & Pwr. Rev.:
0.15% 5/7/13 (Liquidity Facility Wells Fargo Bank NA), CP	18,000	18,000
0.18% 3/7/13 (Liquidity Facility Wells Fargo Bank NA), CP	46,300	46,300
0.18% 8/8/13 (Liquidity Facility Wells Fargo Bank NA), CP	15,500	15,500
0.24% 4/4/13 (Liquidity Facility Wells Fargo Bank NA), CP	15,000	15,000
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Bonds:
Series 2003 B, 5% 7/1/13	5,600	5,690
Series WF 10 43C, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	24,955	24,955
Los Angeles Gen. Oblig.:
Bonds Series 2005 A, 5% 9/1/13	1,190	1,219
TRAN Series 2012 B, 2% 3/28/13	4,660	4,666
Los Angeles Muni. Impt. Corp. Lease Rev.:
Bonds Series 2012 C, 1.5% 3/1/13	6,240	6,240
Series 2004 A1, 0.17% 6/10/13, LOC Wells Fargo Bank NA, CP	10,000	10,000
Los Angeles Solid Waste Resources Rev. Bonds:
Series 2013 A, 4% 2/1/14	5,100	5,278
Series 2013 B, 2% 2/1/14	10,300	10,471
Los Angeles Unified School District Bonds:
Series 2004 I, 5% 7/1/13	2,250	2,286
Series 2010 A, 4% 7/1/13	2,000	2,026
Los Angeles Wastewtr. Sys. Rev. Series 2013 A2, 0.15% 4/4/13, LOC Sumitomo Mitsui Banking Corp., CP	8,000	8,000
Marin Cmnty. College District Gen. Oblig. Bonds Series WF 12 101C, 0.27%, tender 6/6/13 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	13,030	13,030
Mendocino County California TRAN 2% 6/28/13	8,500	8,548
Napa Valley Unified School District TRAN 2% 5/31/13	17,000	17,075
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
Olcese Wtr. District Bonds (Sumitomo Mitsui Banking Corp. Proj.) Series 1986 A, 0.18% tender 6/5/13, LOC Sumitomo Mitsui Banking Corp., CP mode (d)	$ 2,500	$ 2,500
Orange County Sanitation District Ctfs. of Prtn. Bonds Series MS 06 2222, 0.27%, tender 5/23/13 (Liquidity Facility Wells Fargo & Co.) (a)(e)(f)	17,395	17,395
Port of Oakland Port Rev. Series 2010 A, 0.2% 3/19/13, LOC Wells Fargo Bank NA, CP	43,065	43,065
Poway Unified School District Bonds Series WF 11 91 Z, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	15,125	15,125
Rio Hondo Cmnty. College District Bonds Series WF 10 51Z, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	23,040	23,040
Riverside County Gen. Oblig. TRAN Series 2012 B, 2% 6/28/13	30,000	30,176
Riverside County Trans. Commission Sales Tax Rev. Series 2013 A, 0.15% 4/11/13, LOC Union Bank of California, CP	10,000	10,000
Sacramento Gen. Oblig. TRAN 2% 6/28/13	18,290	18,396
Sacramento Muni. Util. District Elec. Rev. Series 2011 L1:
0.14% 4/10/13, LOC Barclays Bank PLC NY Branch, CP	3,000	3,000
0.14% 4/10/13, LOC Barclays Bank PLC NY Branch, CP	5,000	5,000
San Bernardino County Gen. Oblig. TRAN 2% 6/28/13	53,200	53,510
San Bernardino County Trans. Auth. Sales Tax Rev. Bonds 0.24%, tender 3/7/13 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	13,295	13,295
San Diego Cmnty. College District Bonds Series WF11 87C, 0.22%, tender 8/1/13 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	9,980	9,980
San Diego County & School District TRAN Series 2012 B2, 2% 4/30/13	9,440	9,466
San Diego County Reg'l. Trans. Commission Sales Tax Rev.:
Bonds:
Series 2012 A, 2% 4/1/13	9,000	9,014
Series WF 12 43C, 0.22%, tender 8/1/13 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	12,475	12,475
Series 2005 B, 0.14% 4/24/13, LOC Union Bank of California, CP	28,491	28,491
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo & Co.) (a)(e)(f)	11,975	11,975
San Diego Gen. Oblig. TRAN 2.5% 6/28/13	21,200	21,363
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Bonds Series 2012 A, 2% 7/1/13	$ 1,000	$ 1,006
San Francisco City & County Ctfs. of Prtn. Bonds Series 2012 A, 2% 4/1/13	940	941
San Francisco City & County Gen. Oblig. Bonds Series WF 10 48C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	20,110	20,110
San Jose Int'l. Arpt. Rev. Series 2012 B3, 0.17% 3/12/13, LOC Wells Fargo Bank NA, CP (d)	13,937	13,937
San Mateo County Cmnty. College District Bonds Series WF 11 64C, 0.22%, tender 8/1/13 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	8,355	8,355
San Mateo Unified School District Bonds Series WF 11 75Z, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	13,925	13,925
Santa Barbara County Gen. Oblig. TRAN Series 2012 A, 2% 6/28/13	19,600	19,715
Santa Barbara County Schools Fing. Auth. TRAN 2% 6/28/13	8,500	8,548
Santa Clara Valley Wtr. District Wtr. Util. Rev.:
Series 2010 A1, 0.14% 4/3/13, LOC JPMorgan Chase Bank, CP	20,545	20,545
Series 2010 A2, 0.13% 3/5/13, LOC JPMorgan Chase Bank, CP	6,240	6,240
Santa Cruz County TRAN 2% 7/2/13	30,725	30,910
Sequoia Union High School District:
Bonds Series 2012, 2% 7/1/13	2,340	2,354
TRAN 2% 7/2/13	12,500	12,575
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. Bonds Series 2010 A, 5% 7/1/13	2,850	2,895
Tulare County Gen. Oblig. TRAN 2% 7/25/13	53,000	53,374
Turlock Irrigation District Series 2013 A, 0.17% 4/4/13, LOC Bank of America NA, CP	5,300	5,300
Univ. of California Revs. Bonds:
Series 2003 A, 5% 5/15/13	2,745	2,773
Series 2009 O, 5% 5/15/13	3,705	3,741
Walnut Energy Ctr. Auth. Series 2005 B, 0.17% 3/14/13, LOC State Street Bank & Trust Co., Boston, CP	15,000	15,000
Western Placer Unified School District TRAN Series 2012, 2% 5/31/13	4,000	4,016
		1,856,088
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Kentucky - 0.2%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.25% tender 3/11/13, CP mode	$ 2,200	$ 2,200
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 B, 0.4% tender 4/3/13, CP mode (d)	8,100	8,100
		10,300
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.4% tender 4/1/13, CP mode	6,000	6,000
Series 1993 B, 0.4% tender 3/6/13, CP mode	3,950	3,950
Massachusetts State Dev. Fing. Agcy. Poll. Cont. Rev. Bonds (Massachusetts Elec. Co. Proj.) Series 2004, 0.4% tender 3/1/13, CP mode	7,800	7,800
		17,750
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A:
0.4% tender 4/3/13, CP mode (d)	5,500	5,500
0.45% tender 4/1/13, CP mode (d)	3,300	3,300
		8,800
Texas - 0.1%
Cypress-Fairbanks Independent School District Bonds Series 86TP, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo & Co.) (a)(e)(f)	4,980	4,980
Virginia - 0.0%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.7% tender 3/14/13, CP mode (d)	700	700
TOTAL OTHER MUNICIPAL DEBT		1,898,618
Investment Company - 8.7%
	Shares	Value (000s)
Fidelity Municipal Cash Central Fund, 0.13% (b)(c)	530,581	$ 530,581
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $6,047,903)		6,047,903
NET OTHER ASSETS (LIABILITIES) - 0.7%		45,237
NET ASSETS - 100%		$ 6,093,140
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION N
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $293,915,000 or 4.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Acalanes Union High School District Bonds Series WF11 85Z, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo Bank NA)	1/25/12 - 1/29/13	$ 11,310
Belmont-Redwood Shores School District Bonds Series WF 11 10, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo Bank NA)	1/25/12	$ 10,315
California Edl. Facilities Auth. Rev. Bonds Series Floaters 08 38C, 0.27%, tender 5/9/13 (Liquidity Facility Wells Fargo & Co.)	1/20/11	$ 8,820
California Edl. Facilities Auth. Rev. Bonds Series WF 10 54C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA)	12/23/10	$ 7,135
Security	Acquisition Date	Cost (000s)
California Edl. Facilities Auth. Rev. Bonds Series WF11 59 C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA)	5/19/11	$ 4,735
Cypress-Fairbanks Independent School District Bonds Series 86TP, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo & Co.)	12/12/12	$ 4,980
Fremont Unified School District, Alameda County Bonds 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA)	12/19/12	$ 25,500
Fremont Union High School District, Santa Clara Bonds Series WF 11 34C, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo Bank NA)	3/24/11	$ 17,940
Los Angeles Cmnty. College District Bonds Series WF 09 8C, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo & Co.)	8/18/11	$ 19,520
Security	Acquisition Date	Cost (000s)
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Bonds Series WF 10 43C, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo Bank NA)	11/24/10 - 9/1/11	$ 24,955
Marin Cmnty. College District Gen. Oblig. Bonds Series WF 12 101C, 0.27%, tender 6/6/13 (Liquidity Facility Wells Fargo Bank NA)	12/6/12	$ 13,030
Orange County Sanitation District Ctfs. of Prtn. Bonds Series MS 06 2222, 0.27%, tender 5/23/13 (Liquidity Facility Wells Fargo & Co.)	12/21/07 - 9/27/12	$ 17,395
Poway Unified School District Bonds Series WF 11 91 Z, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA)	8/11/11 - 1/29/13	$ 15,125
Rio Hondo Cmnty. College District Bonds Series WF 10 51Z, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo Bank NA)	12/23/10 - 1/29/13	$ 23,040
Security	Acquisition Date	Cost (000s)
San Bernardino County Trans. Auth. Sales Tax Rev. Bonds 0.24%, tender 3/7/13 (Liquidity Facility Wells Fargo Bank NA)	9/12/12	$ 13,295
San Diego Cmnty. College District Bonds Series WF11 87C, 0.22%, tender 8/1/13 (Liquidity Facility Wells Fargo Bank NA)	2/6/13	$ 9,980
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Bonds Series WF 12 43C, 0.22%, tender 8/1/13 (Liquidity Facility Wells Fargo Bank NA)	6/14/12	$ 12,475
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo & Co.)	3/22/12	$ 11,975
San Francisco City & County Gen. Oblig. Bonds Series WF 10 48C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA)	12/16/10 - 2/3/12	$ 20,110
Security	Acquisition Date	Cost (000s)
San Mateo County Cmnty. College District Bonds Series WF 11 64C, 0.22%, tender 8/1/13 (Liquidity Facility Wells Fargo Bank NA)	5/26/11	$ 8,355
San Mateo Unified School District Bonds Series WF 11 75Z, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA)	3/14/12 - 9/10/12	$ 13,925
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Municipal Cash Central Fund	$ 850
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 28, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,517,322)	$ 5,517,322
Fidelity Central Funds (cost $530,581)	530,581
Total Investments (cost $6,047,903)		$ 6,047,903
Cash		226
Receivable for fund shares sold		91,411
Interest receivable		13,240
Distributions receivable from Fidelity Central Funds		51
Prepaid expenses		9
Other receivables		15
Total assets		6,152,855

Liabilities
Payable for investments purchased	$ 2,191
Payable for fund shares redeemed	56,188
Distributions payable	2
Accrued management fee	522
Other affiliated payables	767
Other payables and accrued expenses	45
Total liabilities		59,715

Net Assets		$ 6,093,140
Net Assets consist of:
Paid in capital		$ 6,093,787
Accumulated undistributed net realized gain (loss) on investments		(647)
Net Assets, for 6,092,153 shares outstanding		$ 6,093,140
Net Asset Value, offering price and redemption price per share ($6,093,140 ÷ 6,092,153 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended February 28, 2013

Investment Income
Interest		$ 10,285
Income from Fidelity Central Funds		850
Total income		11,135

Expenses
Management fee	$ 20,768
Transfer agent fees	7,450
Accounting fees and expenses	483
Custodian fees and expenses	68
Independent trustees' compensation	20
Registration fees	54
Audit	47
Legal	26
Miscellaneous	35
Total expenses before reductions	28,951
Expense reductions	(18,384)	10,567
Net investment income (loss)		568
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	975
Capital gain distributions from Fidelity Central Funds	4
Total net realized gain (loss)		979
Net increase in net assets resulting from operations		$ 1,547

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 28, 2013	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 568	$ 526
Net realized gain (loss)	979	64
Net increase in net assets resulting from operations	1,547	590
Distributions to shareholders from net investment income	(568)	(526)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	17,477,641	17,435,875
Reinvestment of distributions	547	519
Cost of shares redeemed	(16,846,574)	(17,089,120)
Net increase (decrease) in net assets and shares resulting from share transactions	631,614	347,274
Total increase (decrease) in net assets	632,593	347,338

Net Assets
Beginning of period	5,460,547	5,113,209
End of period	$ 6,093,140	$ 5,460,547

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended February 28,	2013	2012 D	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	- E	- E	.013
Net realized and unrealized gain (loss) E	-	-	-	-	-
Total from investment operations	- E	- E	- E	- E	.013
Distributions from net investment income	- E	- E	- E	- E	(.013)
Distributions from net realized gain	-	-	-	-	- E
Total distributions	- E	- E	- E	- E	(.013)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.01%	.04%	1.32%
Ratios to Average Net Assets B,C
Expenses before reductions	.51%	.51%	.51%	.55%	.53%
Expenses net of fee waivers, if any	.19%	.19%	.32%	.44%	.53%
Expenses net of all reductions	.19%	.19%	.32%	.44%	.50%
Net investment income (loss)	.01%	.01%	.01%	.04%	1.30%
Supplemental Data
Net assets, end of period (in millions)	$ 6,093	$ 5,461	$ 5,113	$ 5,044	$ 5,761

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D For the year ended February 29.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2013

(Amounts in thousands except percentages)

1. Organization.

Fidelity California Municipal Money Market Fund (the Fund) is a fund of Fidelity California Municipal Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund may be affected by economic and political developments in the state of California.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of February 28, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustee compensation and capital loss carryforwards.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax Cost	$ 6,047,903

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ 1
Capital loss carryforward	$ (647)

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration
2019	$ (647)

The tax character of distributions paid was as follows:

	February 28, 2013	February 29, 2012
Tax-exempt Income	$ 568	$ 526

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer agency, dividend disbursing and shareholder servicing functions. The Fund pays Citibank account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annual rate of .13% of average net assets.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

5. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $18,360.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $24.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity California Municipal Trust II and the Shareholders of Fidelity California Municipal Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity California Municipal Money Market Fund (a fund of Fidelity California Municipal Trust II) at February 28, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity California Municipal Money Market Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 12, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 219 Fidelity funds. Ms. Acton oversees 201 Fidelity funds. Mr. Curvey oversees 453 Fidelity funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) include more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (1939)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (1960)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Nancy D. Prior (1967)

Year of Election or Appointment: 2012

Vice President of Fidelity's Money Market Funds. Ms. Prior also serves as President, Money Market Group of FMR (2011-present) and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2008-2009).

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (1974)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (1971)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

During fiscal year ended 2013, 100% of the fund's income dividends was free from federal income tax, and 24.26% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity California Municipal Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the fund's cumulative total returns and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Annual Report

Fidelity California Municipal Money Market Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the third quartile for the one-year period, the fourth quartile for the three-year period, and the second quartile for the five-year period. The Board considered that FMR had taken steps to provide shareholders with stability of principal and to enhance safety and liquidity, which contributed to the fund's weakened performance relative to its peer group. The Board noted that there was a portfolio management change for the fund in December 2011. The Board also reviewed the fund's performance since inception as well as performance in the current year.

The Board noted as a general matter that the percentage beaten numbers for money market funds in recent years were less meaningful than in earlier years, as many competitors have been waiving fees to maintain a one basis point yield and performance differences among funds may not be apparent due to rounding.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 38% means that 62% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity California Municipal Money Market Fund

Annual Report

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and above the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2011. The Board considered that Fidelity has been voluntarily waiving part or all of the transfer agent fees and/or management fees to maintain a minimum yield, and also noted that Fidelity retains the ability to be repaid in certain circumstances.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management &
Research (Japan) Inc.

Fidelity Management &
Research (Hong Kong) Limited

Fidelity Management &
Research Company (U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

CFS-UANN-0413
1.855630.105

Fidelity®

California AMT Tax-Free
Money Market Fund -

Fidelity California AMT Tax-Free
Money Market Fund

Institutional Class

Service Class

Annual Report

February 28, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes/ Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets,as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity California AMT Tax-Free Money Market Fund or 1-877-208-0098 for Institutional Class and Service Class of the fund to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2012 to February 28, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period* September 1, 2012 to February 28, 2013
California AMT Tax-Free Money Market	.18%
Actual		$ 1,000.00	$ 1,000.05	$ .89**
HypotheticalA		$ 1,000.00	$ 1,023.90	$ .90**
Institutional Class	.18%
Actual		$ 1,000.00	$ 1,000.05	$ .89
HypotheticalA		$ 1,000.00	$ 1,023.90	$ .90
Service Class	.18%
Actual		$ 1,000.00	$ 1,000.05	$ .89**
HypotheticalA		$ 1,000.00	$ 1,023.90	$ .90**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by Fidelity Management & Research Company (FMR) or its affiliates during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
California AMT Tax-Free Money Market	.30%
Actual		$ 1.49
HypotheticalA		$ 1.51
Service Class	.45%
Actual		$ 2.23
HypotheticalA		$ 2.26

Annual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 2/28/13	% of fund's investments 8/31/12	% of fund's investments 2/29/12
1 - 7	69.9	70.5	63.9
8 - 30	2.1	4.6	7.4
31 - 60	4.7	2.8	5.0
61 - 90	3.6	2.5	5.0
91 - 180	15.7	7.8	14.6
> 180	4.0	11.8	4.1
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	2/28/13	8/31/12	2/29/12
Fidelity California AMT Tax-Free Money Market Fund	38 Days	50 Days	39 Days
California Tax-Free Money Market Funds Average*	33 Days	40 Days	30 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	2/28/13	8/31/12	2/29/12
Fidelity California AMT Tax-Free Money Market Fund	38 Days	50 Days	39 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.

Annual Report

Asset Allocation (% of fund's net assets)
As of February 28, 2013	As of August 31, 2012
Variable Rate Demand Notes (VRDNs) 56.8%	Variable Rate Demand Notes (VRDNs) 53.5%
Other Municipal Debt 32.8%	Other Municipal Debt 32.5%
Investment Companies 9.4%	Investment Companies 11.9%
Net Other Assets (Liabilities) 1.0%	Net Other Assets (Liabilities) 2.1%

Current and Historical Seven-Day Yields
	2/28/13	11/30/12	8/31/12	5/31/12	2/29/12

California AMT Tax-Free Money Market	0.01%	0.01%	0.01%	0.01%	0.01%

Institutional Class	0.01%	0.01%	0.01%	0.03%	0.01%

Service Class	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending February 28, 2013, the most recent period shown in the table, would have been (0.17%) for California AMT Tax-Free Money Market Class, (0.11%) for the Institutional Class and (0.39%) for the Service Class.

Annual Report

Investments February 28, 2013

Showing Percentage of Net Assets

Variable Rate Demand Note - 56.8%
	Principal Amount (000s)	Value (000s)
California - 55.9%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.):
Series 2009 A, 0.13% 3/7/13, LOC Bank of America NA, VRDN (b)	$ 7,225	$ 7,225
Series 2009 C, 0.13% 3/7/13, LOC Citibank NA, VRDN (b)	3,100	3,100
Affordable Hsg. Agcy. Multi-family Hsg. Rev. (Westridge at Hilltop Apts.) Series 2003 A, 0.11% 3/7/13, LOC Fannie Mae, VRDN (b)	7,520	7,520
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN:
Series EGL 07 0053, 0.12% 3/7/13 (Liquidity Facility Citibank NA) (b)(d)	3,465	3,465
Series Putters 3293, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,000	5,000
Series Putters 3434, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	8,300	8,300
California Dept. of Wtr. Resources Participating VRDN:
Series MS 3276, 0.14% 3/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)	5,000	5,000
Series ROC II R 11970-1, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (b)(d)	4,200	4,200
California Dept. of Wtr. Resources Wtr. Rev. Participating VRDN Series Putters 3361, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,695	5,695
California Edl. Facilities Auth. Rev.:
(Univ. of San Francisco Proj.) Series 2005 B, 0.11% 3/7/13, LOC JPMorgan Chase Bank, VRDN (b)	5,945	5,945
Participating VRDN:
Series EGL 07 0066, 0.12% 3/7/13 (Liquidity Facility Citibank NA) (b)(d)	11,050	11,050
Series ROC II R 11974, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (b)(d)	1,500	1,500
California Gen. Oblig.:
Participating VRDN Series Putters 4265, 0.12% 3/1/13 (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	11,800	11,800
Series 2003 C3, 0.11% 3/7/13, LOC Citibank NA, VRDN (b)	8,000	8,000
Series 2004 A10, 0.1% 3/7/13, LOC Citibank NA, VRDN (b)	6,700	6,700
Series 2004 B5, 0.1% 3/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (b)	9,150	9,150
Series 2004 B6, 0.08% 3/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (b)	4,000	4,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2004 K, 0.1% 3/7/13, LOC Mizuho Corporate Bank Ltd., VRDN (b)	$ 3,000	$ 3,000
Series 2005 H, 0.1% 3/7/13, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	12,200	12,200
(Scripps Health Proj.) Series 2008 D, 0.11% 3/7/13, LOC Bank of America NA, VRDN (b)	4,230	4,230
Participating VRDN:
Series MS 3267, 0.1% 3/7/13 (Liquidity Facility Cr. Suisse) (b)(d)	5,000	5,000
Series ROC II R 14024, 0.12% 3/7/13 (Liquidity Facility Citibank NA) (b)(d)	3,000	3,000
California Hsg. Fin. Agcy. Rev. (Multifamily Hsg. Prog.) Series 2002 B, 0.09% 3/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)	1,000	1,000
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, 0.14% 3/7/13, LOC Bank of America NA, VRDN (b)	23,500	23,500
California Pub. Works Board Lease Rev. Participating VRDN:
Series BA 08 1065, 0.11% 3/7/13 (Liquidity Facility Bank of America NA) (b)(d)	4,203	4,203
Series Putters 4159, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,960	4,960
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.11% 3/7/13 (Liquidity Facility Royal Bank of Canada), VRDN (b)	34,800	34,800
Calleguas-Las Virgenes Pub. Fing. Auth. Rev. Participating VRDN Series ROC II R 11852, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (b)(d)	6,300	6,300
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series B, 0.1% 3/7/13, LOC Union Bank of California, VRDN (b)	12,005	12,005
Costa Mesa Redev. Agcy. Multi-family Hsg. (Family Village Apts. Proj.) Series 1994 A, 0.18% 3/7/13, LOC Bank of America NA, VRDN (b)	2,600	2,600
East Bay Muni. Util. District Wtr. Sys. Rev. Participating VRDN Series ROC II R 11950, 0.12% 3/7/13 (Liquidity Facility Citibank NA) (b)(d)	6,090	6,090
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 B, 0.11% 3/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (b)	5,300	5,300
Foothill-De Anza Cmnty. College District Participating VRDN Series MS 3282, 0.14% 3/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)	2,500	2,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Long Beach Cmnty. College Participating VRDN Series RBC O 55, 0.11% 3/7/13 (Liquidity Facility Royal Bank of Canada) (b)(d)	$ 3,000	$ 3,000
Los Angeles Cmnty. College District Participating VRDN:
Series MS 3237, 0.14% 3/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)	7,790	7,790
Series Putters 2864, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,785	3,785
Series Putters 4200, 0.11% 3/1/13 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	8,010	8,010
Series RBC O 4, 0.1% 3/7/13 (Liquidity Facility Royal Bank of Canada) (b)(d)	2,500	2,500
Series WF 11 36C, 0.1% 3/7/13 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(d)	5,240	5,240
Los Angeles Dept. Arpt. Rev. Participating VRDN:
Series BC 10 27B, 0.14% 3/7/13 (Liquidity Facility Barclays Bank PLC) (b)(d)	19,585	19,585
Series RBC O 30, 0.1% 3/7/13 (Liquidity Facility Royal Bank of Canada) (b)(d)	6,800	6,800
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN:
Series MT 753, 0.1% 3/7/13 (Liquidity Facility Bank of America NA) (b)(d)	7,035	7,035
Series MT 771, 0.14% 3/7/13 (Liquidity Facility Bank of America NA) (b)(d)	3,685	3,685
Series Putters 3837Z, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,875	6,875
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN Series Putters 3309, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,660	6,660
Los Angeles Wastewtr. Sys. Rev. Participating VRDN Series Putters 2254, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,250	5,250
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN:
Series EGL 07 71, 0.12% 3/7/13 (Liquidity Facility Citibank NA) (b)(d)	16,150	16,150
Series Putters 3289, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,210	2,210
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.16% 3/7/13, LOC Bank of America NA, VRDN (b)	23,825	23,825
Ohlone Cmnty. College District Participating VRDN Series WF 12 74C, 0.1% 3/7/13 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	2,300	2,300
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Orange County Hsg. Auth. Apt. Dev. Rev. (Lanteen Pines/Frost Group Proj.) 0.09% 3/7/13, LOC Fannie Mae, VRDN (b)	$ 9,860	$ 9,860
Orange County Wtr. District Rev. Ctfs. of Prtn. Series 2003 A, 0.11% 3/7/13, LOC Citibank NA, VRDN (b)	2,000	2,000
Rancho Wtr. District Fing. Auth. Rev. Participating VRDN Series BA 08 3024X, 0.15% 3/7/13 (Liquidity Facility Bank of America NA) (b)(d)	2,160	2,160
Richmond Wastewtr. Rev. Series 2008 A, 0.1% 3/7/13, LOC Union Bank of California, VRDN (b)	17,760	17,760
Riverside County Asset Leasing Corp. Leasehold Rev. (Southwest Justice Ctr. Proj.) Series 2008 A, 0.1% 3/7/13, LOC Union Bank of California, VRDN (b)	47,595	47,595
Riverside County Ctfs. of Prtn. (Woodcrest Library Proj.) 0.14% 3/7/13, LOC Bank of America NA, VRDN (b)	1,000	1,000
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.13% 3/7/13, LOC Bank of America NA, VRDN (b)	14,500	14,500
Sacramento County Sanitation District Fing. Auth. Rev. (Sacramento Reg'l. County Sanitation District Proj.) Series 2008 D, 0.17% 3/1/13, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (b)	1,700	1,700
San Bernardino County Multi-family Rev. (Quail Point Apts. Proj.) Series 1990 A, 0.09% 3/7/13, LOC Fannie Mae, VRDN (b)	3,950	3,950
San Diego Cmnty. College District Participating VRDN:
Series MS 3261, 0.14% 3/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)	3,065	3,065
Series RBC O 8, 0.1% 3/7/13 (Liquidity Facility Royal Bank of Canada) (b)(d)	5,000	5,000
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN Series Putters 3736Z, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,825	2,825
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Participating VRDN Series Putters 3753 Z, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,215	4,215
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN:
Series Putters 3161, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,660	4,660
Series ROC II R 12318, 0.13% 3/7/13 (Liquidity Facility Citibank NA) (b)(d)	5,265	5,265
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Second Series 36A, 0.11% 3/7/13, LOC Wells Fargo Bank NA, VRDN (b)	7,400	7,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.: - continued
Second Series 36B, 0.11% 3/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (b)	$ 2,000	$ 2,000
San Francisco City & County Gen. Oblig. Participating VRDN Series BA 08 3318, 0.23% 3/7/13 (Liquidity Facility Bank of America NA) (b)(d)	5,000	5,000
San Francisco City and County Fin. Corp. Lease Rev. (Moscone Ctr. Expansion Proj.) Series 2008-1, 0.13% 3/7/13, LOC Bank of America NA, VRDN (b)	5,000	5,000
San Francisco Redev. Agcy. Multi-family Hsg. Rev. (Fillmore Ctr. Proj.) Series 1992 A1, 0.09% 3/7/13, LOC Freddie Mac, VRDN (b)	11,900	11,900
San Jose Multi-family Hsg. Rev. (Las Ventanas Apts. Proj.) Series 2008 B, 0.12% 3/7/13, LOC Freddie Mac, VRDN (b)	4,200	4,200
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 0.12% 3/7/13, LOC Bank of America NA, VRDN (b)	28,320	28,320
Southern California Pub. Pwr. Auth. Rev. (Palo Verde Proj.) Series 2008 B, 0.1% 3/7/13, LOC Barclays Bank PLC, VRDN (b)	22,620	22,620
Torrance Gen. Oblig. Rev.:
(Torrance Memorial Med. Ctr. Proj.) Series 2010 B, 0.11% 3/7/13, LOC JPMorgan Chase Bank, VRDN (b)	10,655	10,655
Series 2010 C, 0.11% 3/7/13, LOC JPMorgan Chase Bank, VRDN (b)	3,000	3,000
Univ. of California Revs. Participating VRDN:
Series MT 738, 0.1% 3/7/13 (Liquidity Facility Bank of America NA) (b)(d)	1,000	1,000
Series Putters 3368, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,275	2,275
Whittier Gen. Oblig. (Whittier College Proj.) Series 2008, 0.1% 3/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (b)	5,900	5,900
		603,863
Louisiana - 0.2%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.29% 3/7/13, VRDN (b)	2,200	2,200
New Jersey - 0.0%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2003 B1, 0.3% 3/7/13, VRDN (b)	200	200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - 0.2%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.2% 3/7/13, LOC KeyBank NA, VRDN (b)	$ 1,900	$ 1,900
Ohio - 0.5%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.31% 3/7/13, VRDN (b)	5,700	5,700
TOTAL VARIABLE RATE DEMAND NOTE		613,863
Other Municipal Debt - 32.8%

California - 32.2%
Alameda County Joint Powers Auth. Lease Rev. Series 2010 A, 0.16% 3/14/13, LOC Fed. Home Ln. Bank, San Francisco, CP	5,800	5,800
California Cmnty. College Fin. Auth. Trans. TRAN Series 2012 A, 2% 6/28/13	2,100	2,111
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds:
Series 2010 M, 5% 5/1/13	12,200	12,297
Series 2010 M. 4% 5/1/13	1,000	1,007
Series 2011 N, 5% 5/1/13	2,385	2,404
California Econ. Recovery Bonds Series 2004 A, 5.25% 7/1/13	6,950	7,066
California Ed. Notes Prog. TRAN Series 2013 C, 2% 1/31/14	2,000	2,032
California Edl. Facilities Auth. Rev. Bonds (Stanford Univ. Proj.) Series S1, 0.22% tender 4/4/13, CP mode	7,200	7,200
California Gen. Oblig.:
Bonds:
3% 9/1/13	1,600	1,620
4% 3/1/13	3,800	3,800
4% 9/1/13	935	952
4% 9/1/13	5,400	5,501
4% 9/1/13	2,705	2,755
5% 3/1/13	3,000	3,000
RAN:
Series A1, 2.5% 5/30/13	19,350	19,461
Series A2, 2.5% 6/20/13	12,950	13,032
California Health Facilities Fing. Auth. Rev. Bonds (Stanford Hosp. & Clinics Proj.) Series 2012 C, 0.19%, tender 9/26/13 (b)	4,600	4,600
California School Cash Reserve Prog. Auth. TRAN:
Series 2012 F, 2% 3/1/13	2,400	2,400
Series 2012 H, 2% 4/26/13	7,100	7,117
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
California School Cash Reserve Prog. Auth. TRAN: - continued
Series 2012 I, 2% 4/26/13	$ 6,100	$ 6,114
Series 2012 J, 2% 5/1/13	7,500	7,522
Series 2013 Z, 2% 10/1/13	5,700	5,760
Series 2013:
2% 10/1/13	1,505	1,521
2% 10/1/13	3,100	3,133
California Statewide Cmntys. Dev. Auth. Rev. Bonds (State of California Proposition 1A Receivables Prog.) Series 2009:
4% 6/15/13	1,000	1,011
5% 6/15/13	19,570	19,844
Campbell Union High School District Bonds Series WF 10 52C, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo Bank NA) (b)(d)(e)	10,270	10,270
Fremont Unified School District, Alameda County Bonds 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA) (b)(d)(e)	4,800	4,800
Fresno County Gen. Oblig. TRAN 2% 6/28/13	11,900	11,969
Long Beach Cmnty. College Bonds Series 2012 B, 2% 8/1/13	4,420	4,453
Long Beach Hbr. Rev. Bonds Series 2010 A, 5% 5/15/13	1,000	1,010
Los Angeles Cmnty. College District Bonds Series WF 09 8C, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo & Co.) (b)(d)(e)	11,200	11,200
Los Angeles County Gen. Oblig. Series 2010 B, 0.17% 4/10/13, LOC Bank of America NA, CP	10,000	10,000
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Bonds Series 2008 A, 5% 7/1/13	1,400	1,422
Los Angeles County Schools Pooled Fing. Prog. Ctfs. of Prtn. TRAN:
Series 2012 B1, 2% 11/29/13	3,400	3,443
Series 2013 C1:
2% 1/31/14	5,200	5,278
2% 1/31/14	2,700	2,738
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Bonds Series 2011 A, 4% 7/1/13	1,400	1,418
0.15% 5/7/13 (Liquidity Facility Wells Fargo Bank NA), CP	9,000	9,000
0.18% 3/7/13 (Liquidity Facility Wells Fargo Bank NA), CP	13,200	13,200
Los Angeles Muni. Impt. Corp. Lease Rev. Bonds Series 2012 A, 2% 3/1/13	3,885	3,885
Los Angeles Solid Waste Resources Rev. Bonds:
Series 2013 A, 4% 2/1/14	900	931
Series 2013 B, 2% 2/1/14	1,880	1,911
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Wastewtr. Sys. Rev. Bonds Series 2009 A, 5% 6/1/13	$ 1,000	$ 1,012
Marin Cmnty. College District Gen. Oblig. Bonds Series WF 12 101C, 0.27%, tender 6/6/13 (Liquidity Facility Wells Fargo Bank NA) (b)(d)(e)	2,500	2,500
Orange County Sanitation District Ctfs. of Prtn. Bonds Series MS 06 2222, 0.27%, tender 5/23/13 (Liquidity Facility Wells Fargo & Co.) (b)(d)(e)	5,700	5,700
Port of Oakland Port Rev. Series 2010 A, 0.2% 3/19/13, LOC Wells Fargo Bank NA, CP	11,100	11,100
Riverside County Gen. Oblig. TRAN Series 2012 B, 2% 6/28/13	20,000	20,117
San Bernardino County Gen. Oblig. TRAN 2% 6/28/13	11,900	11,969
San Bernardino County Trans. Auth. Sales Tax Rev. Bonds 0.24%, tender 3/7/13 (Liquidity Facility Wells Fargo Bank NA) (b)(d)(e)	2,700	2,700
San Diego Convention Ctr. Expansion Bonds Series 2012 A, 2% 4/15/13	7,410	7,425
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series 2005 B, 0.14% 4/24/13, LOC Union Bank of California, CP	5,450	5,450
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo & Co.) (b)(d)(e)	4,295	4,295
San Diego Gen. Oblig. TRAN 2.5% 6/28/13	3,800	3,829
San Jose Int'l. Arpt. Rev. Series 2012 A3, 0.16% 3/12/13, LOC Wells Fargo Bank NA, CP	5,000	5,000
Santa Barbara County Gen. Oblig. TRAN Series 2012 A, 2% 6/28/13	4,400	4,426
Santa Clara Valley Wtr. District Wtr. Util. Rev.:
Series 2010 A1, 0.14% 4/3/13, LOC JPMorgan Chase Bank, CP	4,100	4,100
Series 2010 A2, 0.13% 3/5/13, LOC JPMorgan Chase Bank, CP	1,100	1,100
Santa Cruz County TRAN 2% 7/2/13	6,900	6,942
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. Bonds (Southern Transmission Proj.) Series 2011 A, 4% 7/1/13	1,860	1,883
Univ. of California Revs. Bonds Series Floaters 09 7C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo & Co.) (b)(d)(e)	2,960	2,960
		348,496
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.25% tender 3/11/13, CP mode	$ 700	$ 700
Massachusetts - 0.5%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.4% tender 4/1/13, CP mode	2,700	2,700
Series 1993 B, 0.4% tender 3/6/13, CP mode	2,550	2,550
		5,250
TOTAL OTHER MUNICIPAL DEBT		354,446
Investment Company - 9.4%
	Shares
Fidelity Tax-Free Cash Central Fund, 0.11% (c)	100,862,000	100,862
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $1,069,171)		1,069,171
NET OTHER ASSETS (LIABILITIES) - 1.0%		11,279
NET ASSETS - 100%		$ 1,080,450
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,240,000 or 0.5% of net assets.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $44,425,000 or 4.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Campbell Union High School District Bonds Series WF 10 52C, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo Bank NA)	12/23/10	$ 10,270
Fremont Unified School District, Alameda County Bonds 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA)	12/19/12	$ 4,800
Security	Acquisition Date	Cost (000s)
Los Angeles Cmnty. College District Bonds Series WF 09 8C, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo & Co.)	8/18/11	$ 11,200
Marin Cmnty. College District Gen. Oblig. Bonds Series WF 12 101C, 0.27%, tender 6/6/13 (Liquidity Facility Wells Fargo Bank NA)	12/6/12	$ 2,500
Orange County Sanitation District Ctfs. of Prtn. Bonds Series MS 06 2222, 0.27%, tender 5/23/13 (Liquidity Facility Wells Fargo & Co.)	7/30/09	$ 5,700
San Bernardino County Trans. Auth. Sales Tax Rev. Bonds 0.24%, tender 3/7/13 (Liquidity Facility Wells Fargo Bank NA)	9/12/12	$ 2,700
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo & Co.)	5/24/12	$ 4,295
Univ. of California Revs. Bonds Series Floaters 09 7C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo & Co.)	8/15/11 - 5/17/12	$ 2,960
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 226
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $968,309)	$ 968,309
Fidelity Central Funds (cost $100,862)	100,862
Total Investments (cost $1,069,171)		$ 1,069,171
Cash		313
Receivable for investments sold		9,800
Receivable for fund shares sold		452
Interest receivable		2,714
Distributions receivable from Fidelity Central Funds		10
Receivable from investment adviser for expense reductions		37
Other receivables		2
Total assets		1,082,499

Liabilities
Payable for investments purchased	$ 1,055
Payable for fund shares redeemed	718
Distributions payable	1
Accrued management fee	158
Transfer agent fee payable	116
Other affiliated payables	1
Total liabilities		2,049

Net Assets		$ 1,080,450
Net Assets consist of:
Paid in capital		$ 1,080,538
Accumulated undistributed net realized gain (loss) on investments		(88)
Net Assets		$ 1,080,450

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2013

California AMT Tax-Free Money Market: Net Asset Value, offering price and redemption price per share ($401,080 ÷ 400,793 shares)	$ 1.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($679,075 ÷ 678,652 shares)	$ 1.00

Service Class: Net Asset Value, offering price and redemption price per share ($295 ÷ 295 shares)	$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended February 28, 2013

Investment Income
Interest		$ 2,159
Income from Fidelity Central Funds		226
Total income		2,385

Expenses
Management fee	$ 2,364
Transfer agent fees	810
Distribution and service plan fees	1
Independent trustees' compensation	4
Total expenses before reductions	3,179
Expense reductions	(936)	2,243
Net investment income (loss)		142
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		392
Net increase in net assets resulting from operations		$ 534

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 28, 2013	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 142	$ 360
Net realized gain (loss)	392	166
Net increase in net assets resulting from operations	534	526
Distributions to shareholders from net investment income	(142)	(360)
Share transactions - net increase (decrease)	(212,031)	(366,643)
Total increase (decrease) in net assets	(211,639)	(366,477)

Net Assets
Beginning of period	1,292,089	1,658,566
End of period	$ 1,080,450	$ 1,292,089

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - California AMT Tax-Free Money Market

Years ended February 28,	2013	2012 D	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	- E	.001	.015
Net realized and unrealized gain (loss) E	-	-	-	-	-
Total from investment operations	- E	- E	- E	.001	.015
Distributions from net investment income	- E	- E	- E	(.001)	(.015)
Distribution from net realized gain	-	-	-	-	- E
Total distributions	- E	- E	- E	(.001)	(.015)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.02%	.11%	1.50%
Ratios to Average Net Assets B, C
Expenses before reductions	.30%	.30%	.30%	.34%	.32%
Expenses net of fee waivers, if any	.19%	.20%	.30%	.33%	.32%
Expenses net of all reductions	.19%	.20%	.30%	.33%	.29%
Net investment income (loss)	.01%	.01%	.02%	.12%	1.55%
Supplemental Data
Net assets, end of period (in millions)	$ 401	$ 476	$ 587	$ 808	$ 1,306

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D For the year ended February 29.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended February 28,	2013	2012 D	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	.001	.002	.016
Net realized and unrealized gain (loss) E	-	-	-	-	-
Total from investment operations	- E	- E	.001	.002	.016
Distributions from net investment income	- E	- E	(.001)	(.002)	(.016)
Distribution from net realized gain	-	-	-	-	- E
Total distributions	- E	- E	(.001)	(.002)	(.016)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.03%	.12%	.19%	1.60%
Ratios to Average Net Assets B,C
Expenses before reductions	.25%	.25%	.25%	.29%	.27%
Expenses net of fee waivers, if any	.19%	.18%	.20%	.24%	.22%
Expenses net of all reductions	.19%	.18%	.20%	.24%	.19%
Net investment income (loss)	.01%	.03%	.12%	.21%	1.65%
Supplemental Data
Net assets, end of period (in millions)	$ 679	$ 816	$ 1,065	$ 1,291	$ 2,076

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D For the year ended February 29.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class

Years ended February 28,	2013	2012 D	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	- E	- E	.013
Net realized and unrealized gain (loss) E	-	-	-	-	-
Total from investment operations	- E	- E	- E	- E	.013
Distributions from net investment income	- E	- E	- E	- E	(.013)
Distribution from net realized gain	-	-	-	-	- E
Total distributions	- E	- E	- E	- E	(.013)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.01%	.05%	1.35%
Ratios to Average Net Assets B,C
Expenses before reductions	.49% F	.50%	.50%	.54%	.52%
Expenses net of fee waivers, if any	.19%	.22%	.31%	.43%	.47%
Expenses net of all reductions	.19%	.22%	.31%	.43%	.44%
Net investment income (loss)	.01%	.01%	.01%	.02%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 295	$ 380	$ 6,536	$ 668	$ 8,939

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D For the year ended February 29.

E Amount represents less than $.001 per share.

F Ratio for small asset class differs from contractual rates due to the timing of significant shareholder transactions.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2013

(Amounts in thousands except percentages)

1. Organization.

Fidelity California AMT Tax-Free Money Market Fund (the Fund) is a fund of Fidelity California Municipal Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers California AMT Tax-Free Money Market, Institutional Class and Service Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund may be affected by economic and political developments in the state of California.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Annual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of February 28, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and capital loss carryforwards.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax Cost	$ 1,069,171

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ 1
Capital loss carryforward	$ (88)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration
2019	$ (88)

The tax character of distributions paid was as follows:

	February 28, 2013	February 29, 2012
Tax-exempt Income	$ 142	$ 360

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

In addition, under the expense contract, FMR pays class level expenses for California AMT Tax-Free Money Market so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Service Fee based on an annual percentage of Service Class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees*	Retained by FDC
Service Class	.25%	$ 1	$ -**

* During the period, FMR or its affiliates waived a portion of these fees.

** Eighteen dollars.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer agency, dividend disbursing and shareholder servicing functions. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The transfer agent fee for each class is paid to Citibank. For the period, transfer agent fees for each class were as follows:

	Amount*	% of Average Net Assets
California AMT Tax-Free Money Market	$ 436.10
Institutional Class	374.05
Service Class	-**	.05
	$ 810

* During the period, FMR or its affiliates waived a portion of these fees.

** Amount represents one hundred and sixty-six dollars.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

5. Expense Reductions.

FMR contractually agreed to reimburse Institutional Class and Service Class to the extent annual operating expenses, expressed as a percentage of each class' average net assets, exceed .20% and .45%, respectively. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class and Service Class expenses by $373 and one hundred and forty-five dollars, respectively.

Annual Report

5. Expense Reductions - continued

Additionally, FMR or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver for each class was as follows:

Amount
California AMT Tax-Free Money Market	$ 473
Institutional Class	86
Service Class	1

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $3.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended February 28, 2013	Year ended February 29, 2012
From net investment income
California AMT Tax-Free Money Market	$ 44	$ 53
Institutional Class	98	307
Service Class	-*	-**
Total	$ 142	$ 360

* Amount represents thirty-three dollars.

** Amount represents three hundred and ninety-six dollars.

7. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Year ended February 28, 2013	Year ended February 29, 2012
California AMT Tax-Free Money Market Shares sold	96,931	107,331
Reinvestment of distributions	41	49
Shares redeemed	(171,666)	(218,695)
Net increase (decrease)	(74,694)	(111,315)

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

7. Share Transactions - continued

	Year ended February 28, 2013	Year ended February 29, 2012
Institutional Class Shares sold	157,874	308,304
Reinvestment of distributions	89	275
Shares redeemed	(295,216)	(557,750)
Net increase (decrease)	(137,253)	(249,171)
Service Class Shares sold	-	-
Reinvestment of distributions	-*	-**
Shares redeemed	(85)	(6,157)
Net increase (decrease)	(84)	(6,157)

* Amount represents thirty-four dollars

** Amount represents three hundred and ninety-six dollars

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity California Municipal Trust II and the Shareholders of Fidelity California AMT Tax-Free Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity California AMT Tax-Free Money Market Fund (a fund of Fidelity California Municipal Trust II) at February 28, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity California AMT Tax-Free Money Market Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 12, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 219 Fidelity funds. Ms. Acton oversees 201 Fidelity funds. Mr. Curvey oversees 453 Fidelity funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statements of Additional Information (SAIs) include more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 for Fidelity California AMT Tax-Free Money Market Fund or 1-877-208-0098 for Institutional Class or Service Class.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (1939)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (1960)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Nancy D. Prior (1967)

Year of Election or Appointment: 2012

Vice President of Fidelity's Money Market Funds. Ms. Prior also serves as President, Money Market Group of FMR (2011-present) and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2008-2009).

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (1974)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (1971)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

During fiscal year ended 2013, 100% of the fund's income dividends was free from federal income tax, and 0% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity California AMT Tax-Free Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, as available, the cumulative total returns of the retail class and Service Class of the fund and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Service Class show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on three-year performance), respectively. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Fidelity California AMT Tax-Free Money Market Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the third quartile for the one-year period, the second quartile for the three-year period, and the first quartile for the five-year period. The Board considered that FMR had taken steps to provide shareholders with stability of principal and to enhance safety and liquidity. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board noted that there was a portfolio management change for the fund in December 2011. The Board also reviewed the fund's performance since inception as well as performance in the current year.

The Board noted as a general matter that the percentage beaten numbers for money market funds in recent years were less meaningful than in earlier years, as many competitors have been waiving fees to maintain a one basis point yield and performance differences among funds may not be apparent due to rounding.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 12% means that 88% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses (including 12b-1 fees, if applicable) under the fund's management contract.

Annual Report

Fidelity California AMT Tax-Free Money Market Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective April 1, 2007) that (i) lowered the fund's management fee from 0.43% to 0.20%, and (ii) provides that FMR will pay all "fund-level" expenses out of the management fee, with certain limited exceptions. (Transfer agent fees and 12b-1 fees, if applicable, currently are the only "class-level" expenses.) The Board considered that the chart reflects the fund's lower management fee for 2007 as if the lower fee were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the total expense ratio of each class ranked below its competitive median for 2011.

The Board considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 0.20%, (ii) limit the total expenses, with certain exceptions, of the retail class to 0.35%, and (iii) limit the total expenses, with certain exceptions, of Institutional Class and Service Class to 0.20% and 0.45%, respectively. The fees and expenses payable under these contractual arrangements may not be increased without the approval of the Board and, in the case of (i) and (ii), the shareholders of the applicable class.

The Board considered that Fidelity has been voluntarily waiving part or all of the 12b-1 fees, transfer agent fees, and/or management fees to maintain a minimum yield, and also noted that Fidelity retains the ability to be repaid in certain circumstances.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan), Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SCM-UANN-0413
1.855628.105

Item 2. Code of Ethics

As of the end of the period, February 28, 2013, Fidelity California Municipal Trust II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity California AMT Tax-Free Money Market Fund and Fidelity California Municipal Money Market Fund (the "Funds"):

Services Billed by PwC

February 28, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity California AMT Tax-Free Money Market Fund	$39,000	$-	$2,100	$2,000
Fidelity California Municipal Money Market Fund	$39,000	$-	$2,100	$3,800

February 29, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity California AMT Tax-Free Money Market Fund	$39,000	$-	$2,000	$2,200
Fidelity California Municipal Money Market Fund	$39,000	$-	$2,000	$3,800

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	February 28, 2013A	February 29, 2012A
Audit-Related Fees	$4,755,000	$3,795,000
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	February 28, 2013 A	February 29, 2012 A
PwC	$5,415,000	$5,130,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 25, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 25, 2013